Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	January 13, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	360 Funds (the “Trust”) (File Nos. 811-21726 and 333-123290) on behalf of the Stringer Moderate Growth Fund and Stringer Growth Fund (each a “Fund” and collectively, the “Funds”)

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 36 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement').  This Amendment is being filed to (1) register shares of Stringer Moderate Growth Fund and (2) add similar account historical performance to Stringer Growth Fund.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111